Note 11 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	Management fees	Consulting fees	Share-based payments	Total

Year ended March 31, 2026
Current and former directors, officers and companies controlled by them	$1,157,760	$15,000	$1,118,364	$2,291,124

Year ended March 31, 2025
Current and former directors, officers and companies controlled by them	$808,550	$-	$634,830	$1,443,380

Year ended March 31, 2024
Current and former directors, officers and companies controlled by them	$754,542	$-	$717,725	$1,472,267

Disclosure of transactions between related parties [text block]
	March 31, 2026	March 31, 2025	March 31, 2024

Due to current and former directors, officers and companies controlled by them	$(193,615)	$(135,411)	$(86,980)
Due from Rio Grande	$32,142	$68,825	$-
Promissory note due from Rio Grande	$276,304	$520,000	$-